Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000161384
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Class A
Trading Symbol	AAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.83%	[1]
AssetsNet	$ 68,242,741
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 322,114
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$68,242,741
Number of Portfolio Holdings	27
Advisory Fee	$322,114
Portfolio Turnover	16%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core Dividend ETF	7.6%
Vanguard S&P 500 Growth ETF	6.9%
United States Treasury Bill, 3.630%, 06/04/26	6.8%
State Street SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Communication Services ETF	5.5%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard FTSE All-World ex-US ETF	4.5%
State Street SPDR Portfolio S&P 500 ETF	4.5%
Goldman Sachs Group, Inc. (The)	3.6%
Quanta Services, Inc.	3.0%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended March 31, 2026.
C000161385
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Institutional Class
Trading Symbol	AAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%	[2]
AssetsNet	$ 68,242,741
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 322,114
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$68,242,741
Number of Portfolio Holdings	27
Advisory Fee	$322,114
Portfolio Turnover	16%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core Dividend ETF	7.6%
Vanguard S&P 500 Growth ETF	6.9%
United States Treasury Bill, 3.630%, 06/04/26	6.8%
State Street SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Communication Services ETF	5.5%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard FTSE All-World ex-US ETF	4.5%
State Street SPDR Portfolio S&P 500 ETF	4.5%
Goldman Sachs Group, Inc. (The)	3.6%
Quanta Services, Inc.	3.0%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended March 31, 2026.
C000161386
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Investor Class
Trading Symbol	AAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	2.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.57%	[3]
AssetsNet	$ 68,242,741
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 322,114
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$68,242,741
Number of Portfolio Holdings	27
Advisory Fee	$322,114
Portfolio Turnover	16%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core Dividend ETF	7.6%
Vanguard S&P 500 Growth ETF	6.9%
United States Treasury Bill, 3.630%, 06/04/26	6.8%
State Street SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Communication Services ETF	5.5%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard FTSE All-World ex-US ETF	4.5%
State Street SPDR Portfolio S&P 500 ETF	4.5%
Goldman Sachs Group, Inc. (The)	3.6%
Quanta Services, Inc.	3.0%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended March 31, 2026.
C000161387
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Class A
Trading Symbol	ACMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%	[4]
AssetsNet	$ 29,278,804
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 120,391
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,278,804
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$120,391
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	1.3%
Technology	1.6%
Consumer Staples	1.7%
Fixed Income	2.6%
Financials	6.0%
U.S. Treasury Obligations	17.0%
Money Market Funds	17.4%
Equity	52.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 1500 Value Tilt ETF	10.6%
iShares Core Dividend ETF	9.2%
iShares Morningstar Value ETF	9.0%
United States Treasury Bill, 3.630%, 06/04/26	7.8%
United States Treasury Note, 3.875%, 12/31/27	6.8%
Invesco S&P 500 Revenue ETF	5.3%
Vanguard FTSE All-World ex-US ETF	3.5%
Goldman Sachs Group, Inc. (The)	3.5%
Vanguard Consumer Staples ETF	3.5%
Vanguard Communication Services ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's Class A shares was increased from 1.99% to 2.04% of the Fund's average daily net assets.

C000161388
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Institutional Class
Trading Symbol	ACMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[5]
AssetsNet	$ 29,278,804
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 120,391
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,278,804
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$120,391
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	1.3%
Technology	1.6%
Consumer Staples	1.7%
Fixed Income	2.6%
Financials	6.0%
U.S. Treasury Obligations	17.0%
Money Market Funds	17.4%
Equity	52.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 1500 Value Tilt ETF	10.6%
iShares Core Dividend ETF	9.2%
iShares Morningstar Value ETF	9.0%
United States Treasury Bill, 3.630%, 06/04/26	7.8%
United States Treasury Note, 3.875%, 12/31/27	6.8%
Invesco S&P 500 Revenue ETF	5.3%
Vanguard FTSE All-World ex-US ETF	3.5%
Goldman Sachs Group, Inc. (The)	3.5%
Vanguard Consumer Staples ETF	3.5%
Vanguard Communication Services ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's Institutional Class shares was increased from 1.74% to 1.79% of the Fund's average daily net assets.

C000161389
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Investor Class
Trading Symbol	ACMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	2.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.74%	[6]
AssetsNet	$ 29,278,804
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 120,391
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,278,804
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$120,391
Portfolio Turnover	18%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	1.3%
Technology	1.6%
Consumer Staples	1.7%
Fixed Income	2.6%
Financials	6.0%
U.S. Treasury Obligations	17.0%
Money Market Funds	17.4%
Equity	52.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR S&P 1500 Value Tilt ETF	10.6%
iShares Core Dividend ETF	9.2%
iShares Morningstar Value ETF	9.0%
United States Treasury Bill, 3.630%, 06/04/26	7.8%
United States Treasury Note, 3.875%, 12/31/27	6.8%
Invesco S&P 500 Revenue ETF	5.3%
Vanguard FTSE All-World ex-US ETF	3.5%
Goldman Sachs Group, Inc. (The)	3.5%
Vanguard Consumer Staples ETF	3.5%
Vanguard Communication Services ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, dated February 1, 2026, or upon request at 877-594-1249.

Effective February 1, 2026, the expense limitation of the Fund's Investor Class shares was increased from 2.74% to 2.79% of the Fund's average daily net assets.

C000133836
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	No-Load Class
Trading Symbol	TEBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$92	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%	[7]
AssetsNet	$ 93,412,602
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 462,243
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$93,412,602
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$462,243
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	14.5%
iShares Semiconductor ETF	9.8%
Berkshire Hathaway, Inc.	7.7%
Invesco Dow Jones Industrial Average Dividend ETF	4.6%
VanEck Semiconductor ETF	4.4%
Invesco PHLX Semiconductor ETF	4.4%
State Street SPDR Dow Jones Industrial Average ETF	4.2%
State Street SPDR S&P 500 ETF Trust	4.2%
iShares Morningstar Value ETF	4.1%
State Street SPDR Portfolio S&P 500 ETF	4.0%

C000248905
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	Investor Class
Trading Symbol	ABSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$139	2.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.76%	[8]
AssetsNet	$ 93,412,602
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 462,243
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$93,412,602
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$462,243
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	14.5%
iShares Semiconductor ETF	9.8%
Berkshire Hathaway, Inc.	7.7%
Invesco Dow Jones Industrial Average Dividend ETF	4.6%
VanEck Semiconductor ETF	4.4%
Invesco PHLX Semiconductor ETF	4.4%
State Street SPDR Dow Jones Industrial Average ETF	4.2%
State Street SPDR S&P 500 ETF Trust	4.2%
iShares Morningstar Value ETF	4.1%
State Street SPDR Portfolio S&P 500 ETF	4.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized